STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%
Alabama - 3.6%
Alabama Special Care Facilities Financing Authority,Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		1,750,799
Alabama Special Care Facilities Financing Authority,Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000		2,415,779
Black Belt Energy Gas District,Revenue Bonds, Refunding (Gas Project) Ser. D1	5.50	2/1/2029	4,625,000	[a]	4,926,840
Jefferson County,Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000		2,734,352
				11,827,770
Alaska - .8%
Northern Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000		2,694,692
Arizona - 5.6%
Arizona Industrial Development Authority,Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	4,305,000	[b,c]	258,300
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000		1,450,167
Arizona Industrial Development Authority,Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	2,000,000	[b]	1,975,995
Glendale Industrial Development Authority,Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,464,268
La Paz County Industrial Development Authority,Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,550,000		1,519,287
Maricopa County Industrial Development Authority,Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,775,000	[b]	1,708,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Arizona - 5.6%(continued)
Salt Verde Financial Corp.,Revenue Bonds	5.00	12/1/2037	1,345,000		1,476,821
Tender Option Bond Trust Receipts (Series 2018-XF2537),(Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%	9.42	12/1/2037	4,550,000	[b,d,e]	4,995,878
The Phoenix Arizona Industrial Development Authority,Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,005,668
The Phoenix Arizona Industrial Development Authority,Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	3,000,000	[b]	2,886,237
				18,740,908
Arkansas - .6%
Arkansas Development Finance Authority,Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000		1,969,813
California - 6.2%
California Housing Finance Agency,Revenue Bonds, Ser. A	3.25	8/20/2036	1,640,934		1,505,524
California Municipal Finance Authority,Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000		986,911
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,000,000		1,049,633
San Diego County Regional Airport Authority,Revenue Bonds, Ser. B	5.00	7/1/2051	5,250,000		5,448,600
Tender Option Bond Trust Receipts (Series 2022-XF3024),(San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	10.04	5/1/2044	5,280,000	[b,d,e]	5,497,964
Tender Option Bond Trust Receipts (Series 2023-XM1114),(Long Beach Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate 4.00%	4.54	8/1/2053	6,400,000	[b,d,e]	6,284,048
				20,772,680
Colorado - 5.2%
Colorado Health Facilities Authority,Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000		1,060,088

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Colorado - 5.2%(continued)
Colorado Health Facilities Authority,Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000		3,409,748
Colorado High Performance Transportation Enterprise,Revenue Bonds (C-470 Express Lanes System)	5.00	12/31/2056	1,000,000		1,002,254
Dominion Water & Sanitation District,Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000		2,774,558
Tender Option Bond Trust Receipts (Series 2020-XM0829),(Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	8.94	8/1/2044	3,260,000	[b,d,e]	3,777,854
Tender Option Bond Trust Receipts (Series 2023-XM1124),(Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%	6.11	11/15/2048	5,535,000	[b,d,e]	5,290,159
				17,314,661
Connecticut - .2%
Connecticut Housing Finance Authority,Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	530,000		527,929
Delaware - 1.1%
Delaware Economic Development Authority,Revenue Bonds (ACTS Retirement-Life Communities Inc Obligated Group)	5.00	11/15/2048	3,700,000		3,774,162
District of Columbia - .3%
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000		940,582
Florida - 7.2%
Atlantic Beach,Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,500,000		2,381,051
Greater Orlando Aviation Authority,Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000		3,841,395
Hillsborough County Port District,Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	2,500,000		2,552,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Florida - 7.2%(continued)
Lee Memorial Health System,Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2049	1,600,000		1,512,409
Miami-Dade County Water & Sewer System,Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000		1,460,428
Palm Beach County Health Facilities Authority,Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	2,075,000		2,128,067
Palm Beach County Health Facilities Authority,Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,000,000		693,520
Palm Beach County Health Facilities Authority,Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000		1,079,883
Seminole County Industrial Development Authority,Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000		802,885
Tender Option Bond Trust Receipts (Series 2023-XM1122),(Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%	5.40	10/1/2049	7,500,000	[b,d,e]	7,331,700
				23,783,565
Georgia - 8.2%
Atlanta Water & Wastewater,Revenue Bonds (Proctor Creek Watershed) Ser. D	3.50	11/1/2028	500,000	[b]	497,844
Georgia Municipal Electric Authority,Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000		2,589,324
Main Street Natural Gas,Revenue Bonds, Ser. A	5.00	6/1/2030	1,000,000	[a]	1,052,994
Main Street Natural Gas,Revenue Bonds, Ser. A	5.00	9/1/2031	4,560,000	[a]	4,879,848
Tender Option Bond Trust Receipts (Series 2016-XM0435),(Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%	9.92	10/1/2043	6,000,000	[b,d,e]	6,000,597

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Georgia - 8.2%(continued)
Tender Option Bond Trust Receipts (Series 2020-XM0825),(Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	7.37	7/1/2044	4,220,000	[b,d,e]	4,476,257
Tender Option Bond Trust Receipts (Series 2023-XF3183),(Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	9.69	1/1/2059	2,720,000	[b,d,e]	2,733,720
The Atlanta Development Authority,Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,021,778
The Burke County Development Authority,Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	4,200,000		3,941,464
				27,193,826
Hawaii - 1.3%
Hawaii Airports System,Revenue Bonds, Ser. A	5.00	7/1/2047	2,500,000		2,635,563
Hawaii Department of Budget & Finance,Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		1,734,993
				4,370,556
Illinois - 13.5%
Chicago Board of Education,GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,282,650
Chicago II,GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,144,676
Chicago II,GO, Ser. A	5.00	1/1/2044	3,000,000		3,076,029
Chicago II Wastewater Transmission,Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,342,614
Chicago Midway International Airport,Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000		1,629,843
Chicago Transit Authority,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	1,000,000		1,027,386
Chicago Transit Authority,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,041,483
Illinois,GO, Ser. A	5.00	5/1/2038	2,850,000		2,984,418
Illinois,GO, Ser. B	5.00	11/1/2030	1,500,000		1,650,521
Illinois,GO, Ser. D	5.00	11/1/2028	3,000,000		3,191,729

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Illinois - 13.5%(continued)
Metropolitan Pier & Exposition Authority,Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,538,077
Metropolitan Pier & Exposition Authority,Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,505,253
Sales Tax Securitization Corp.,Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000		2,262,368
Tender Option Bond Trust Receipts (Series 2017-XM0492),(Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate 5.00%	8.04	4/1/2025	3,880,000	[b,d,e]	3,926,662
Tender Option Bond Trust Receipts (Series 2023-XF1623),(Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 4.00%	4.13	6/1/2048	2,625,000	[b,d,e]	2,563,711
Tender Option Bond Trust Receipts (Series 2023-XM1112),(Chicago IL Water Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A) Non-recourse, Underlying Coupon Rate 5.25%	3.82	11/1/2053	10,000,000	[b,d,e]	10,901,980
				45,069,400
Indiana - 1.4%
Indiana Finance Authority,Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	4,225,000	[b]	3,205,651
Indianapolis Local Public Improvement Bond Bank,Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000		1,333,470
				4,539,121
Iowa - 1.2%
Iowa Finance Authority,Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,195,000		2,312,376

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Iowa - 1.2%(continued)
Iowa Finance Authority,Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000		693,520
Iowa Student Loan Liquidity Corp.,Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000		1,088,275
				4,094,171
Kentucky - 2.1%
Christian County,Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000		2,837,913
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	5.00	5/1/2055	1,250,000	[a]	1,312,655
Kentucky Public Energy Authority,Revenue Bonds, Ser. A1	4.00	8/1/2030	2,680,000	[a]	2,691,944
				6,842,512
Louisiana - 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority,Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000		2,321,363
New Orleans Aviation Board,Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000		1,021,989
Tender Option Bond Trust Receipts (Series 2018-XF2584),(Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate 5.00%	9.67	7/1/2047	8,195,000	[b,d,e]	8,339,634
				11,682,986
Maryland - 2.0%
Maryland Economic Development Corp.,Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000		2,620,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Maryland - 2.0%(continued)
Maryland Health & Higher Educational Facilities Authority,Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,301,496
Maryland Health & Higher Educational Facilities Authority,Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000	835,150
				6,757,499
Massachusetts - 3.6%
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	1,079,452
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,155,062
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000	1,030,777
Massachusetts Development Finance Agency,Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	971,913
Massachusetts Educational Financing Authority,Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,074,290
Tender Option Bond Trust Receipts (Series 2023-XF1604),(Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 5.00%	8.45	6/1/2053	6,000,000	[b,d,e] 6,553,723
				11,865,217
Michigan - 4.9%
Great Lakes Water Authority Sewage Disposal System,Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000	2,068,714
Michigan Building Authority,Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,447,858
Michigan Finance Authority,Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000	993,304

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Michigan - 4.9%(continued)
Michigan Finance Authority,Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000	1,003,367
Michigan Finance Authority,Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,910,830
Michigan Strategic Fund,Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	5,000,000	5,103,535
Pontiac School District,GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,700,000	2,672,827
				16,200,435
Minnesota - 1.2%
Duluth Economic Development Authority,Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000	4,041,972
Missouri - 3.8%
Missouri Health & Educational Facilities Authority,Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,152,108
St. Louis Land Clearance for Redevelopment Authority,Revenue Bonds	5.13	6/1/2046	4,570,000	4,608,579
Tender Option Bond Trust Receipts (Series 2023-XM1116),(Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 4.25%	3.82	12/1/2053	6,000,000	[b,d,e] 5,864,898
The Missouri Health & Educational Facilities Authority,Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	980,252
				12,605,837
Nebraska - .3%
Omaha Public Power District,Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	974,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Nevada - 2.2%
Clark County School District,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,866,026
Reno,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	4,593,929
				7,459,955
New Hampshire - .9%
New Hampshire Business Finance Authority,Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,646,070
New Hampshire Business Finance Authority,Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,265,260
				2,911,330
New Jersey - 4.6%
New Jersey Health Care Facilities Financing Authority,Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000	1,226,210
New Jersey Housing & Mortgage Finance Agency,Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	570,000	569,816
New Jersey Transportation Trust Fund Authority,Revenue Bonds	5.00	6/15/2044	1,500,000	1,635,951
New Jersey Transportation Trust Fund Authority,Revenue Bonds	5.25	6/15/2043	1,500,000	1,584,381
New Jersey Transportation Trust Fund Authority,Revenue Bonds	5.50	6/15/2050	2,000,000	2,218,114
South Jersey Port Corp.,Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000	2,081,403
Tender Option Bond Trust Receipts (Series 2018-XF2538),(New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%	10.42	6/15/2040	4,250,000	[b,d,e] 4,364,684
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,555,000	1,584,624
				15,265,183

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
New York - 11.2%
New York Convention Center Development Corp.,Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2052	6,400,000	[f]	1,538,234
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[b]	3,400,903
New York State Dormitory Authority,Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		878,476
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000		2,168,897
New York Transportation Development Corp.,Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,050,000		3,215,648
New York Transportation Development Corp.,Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000		2,983,903
New York Transportation Development Corp.,Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	1,000,000		1,086,539
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,049,059
Niagara Area Development Corp.,Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	868,835
Tender Option Bond Trust Receipts (Series 2022-XM1004),(Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-recourse, Underlying Coupon Rate 4.00%	5.26	11/15/2047	5,400,000	[b,d,e]	5,264,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
New York - 11.2%(continued)
Tender Option Bond Trust Receipts (Series 2023-XF1638),(New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-recourse, Underlying Coupon Rate 4.00%	4.22	2/1/2049	10,000,000	[b,d,e]	9,679,216
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A1	4.13	5/15/2064	3,500,000		3,386,487
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,650,000	[b]	1,585,532
				37,106,372
North Carolina - .4%
North Carolina Medical Care Commission,Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,000,000		1,483,496
Ohio - 3.4%
Buckeye Tobacco Settlement Financing Authority,Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	9,350,000		8,923,246
Centerville,Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000		1,363,951
Cuyahoga County,Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		991,023
				11,278,220
Oklahoma - 3.0%
Tender Option Bond Trust Receipts (Series 2023-XF1572),(Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 4.13%	4.92	10/1/2053	10,000,000	[b,d,e]	9,872,129
Oregon - 1.0%
Port of Portland,Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,720,000		2,604,349
Yamhill County Hospital Authority,Revenue Bonds, Refunding (Friendsview Retirement Community) Ser. A	5.00	11/15/2046	1,000,000		815,023
				3,419,372

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Pennsylvania - 8.2%
Crawford County Hospital Authority,Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,015,364
Franklin County Industrial Development Authority,Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2053	1,000,000		801,354
Pennsylvania Economic Development Financing Authority,Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000		2,267,707
Pennsylvania Economic Development Financing Authority,Revenue Bonds, Refunding (Presbyterian Senior Living)	4.00	7/1/2046	1,000,000		886,062
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2033	2,805,000		2,856,561
Pennsylvania Turnpike Commission,Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000		1,444,108
Tender Option Bond Trust Receipts (Series 2022-XF1408),(Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 4.00%	5.38	12/1/2051	10,000,000	[b,d,e]	9,777,678
Tender Option Bond Trust Receipts (Series 2022-XF1525),(Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%	4.10	5/15/2053	3,440,000	[b,d,e]	3,244,284
Tender Option Bond Trust Receipts (Series 2023-XM1133),(Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-recourse, Underlying Coupon Rate 5.50%	10.27	9/1/2053	4,380,000	[b,d,e]	4,975,522
				27,268,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Rhode Island - 2.2%
Rhode Island Health & Educational Building Corp.,Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000		1,344,460
Tender Option Bond Trust Receipts (Series 2023-XM1117),(Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-recourse, Underlying Coupon Rate 4.25%	4.11	10/1/2053	6,000,000	[b,d,e]	5,996,577
				7,341,037
South Carolina - 4.9%
South Carolina Jobs-Economic Development Authority,Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		929,597
South Carolina Jobs-Economic Development Authority,Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,500,000		3,425,660
South Carolina Public Service Authority,Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000		1,807,690
Tender Option Bond Trust Receipts (Series 2016-XM0384),(South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate 5.13%	9.10	12/1/2043	10,200,000	[b,d,e]	10,192,278
				16,355,225
South Dakota - 1.0%
Tender Option Bond Trust Receipts (Series 2022-XF1409),(South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-recourse, Underlying Coupon Rate 5.00%	8.87	7/1/2046	3,200,000	[b,d,e]	3,224,019
Texas - 10.7%
Aldine Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000		962,092
Arlington Higher Education Finance Corp.,Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	1,500,000		1,448,588

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Texas - 10.7%(continued)
Clifton Higher Education Finance Corp.,Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000		1,695,284
Clifton Higher Education Finance Corp.,Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000		2,551,348
Clifton Higher Education Finance Corp.,Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	3,000,000		3,071,506
Clifton Higher Education Finance Corp.,Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,390,355
Clifton Higher Education Finance Corp.,Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	2,000,000		1,962,307
Dallas Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000		965,390
Grand Parkway Transportation Corp.,Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000		1,908,889
Harris County-Houston Sports Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[f]	1,999,889
Houston Airport System,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,700,000		1,700,532
Houston Airport System,Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000		954,436
Lamar Consolidated Independent School District,GO	4.00	2/15/2053	1,000,000		959,516
Love Field Airport Modernization Corp.,Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	850,000		850,062
Mission Economic Development Corp.,Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b]	998,385
Tarrant County Cultural Education Facilities Finance Corp.,Revenue Bonds (Baylor Scott & White Health Obligated Group)	5.00	11/15/2051	1,500,000		1,582,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Texas - 10.7%(continued)
Tarrant County Cultural Education Facilities Finance Corp.,Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		921,560
Tender Option Bond Trust Receipts (Series 2023-XM1125),(Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-recourse, Underlying Coupon Rate 4.00%	3.77	2/15/2053	6,000,000	[b,d,e]	5,793,804
Texas Municipal Gas Acquisition & Supply Corp. IV,Revenue Bonds, Ser. B	5.50	1/1/2034	1,500,000	[a]	1,666,833
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,345,000		1,339,819
				35,723,356
U.S. Related - 1.4%
Puerto Rico,GO, Ser. A	0.00	7/1/2024	35,840	[f]	35,366
Puerto Rico,GO, Ser. A	0.00	7/1/2033	284,274	[f]	183,227
Puerto Rico,GO, Ser. A1	4.00	7/1/2037	170,415		162,760
Puerto Rico,GO, Ser. A1	4.00	7/1/2041	231,699		215,210
Puerto Rico,GO, Ser. A1	4.00	7/1/2046	240,964		217,784
Puerto Rico,GO, Ser. A1	4.00	7/1/2035	198,557		192,731
Puerto Rico,GO, Ser. A1	4.00	7/1/2033	220,898		217,006
Puerto Rico,GO, Ser. A1	5.38	7/1/2025	246,018		249,786
Puerto Rico,GO, Ser. A1	5.63	7/1/2029	2,489,835		2,700,640
Puerto Rico,GO, Ser. A1	5.63	7/1/2027	243,790		257,550
Puerto Rico,GO, Ser. A1	5.75	7/1/2031	232,950		260,166
				4,692,226
Utah - 1.6%
Salt Lake City,Revenue Bonds, Ser. A	5.00	7/1/2048	2,000,000		2,050,263
Salt Lake City,Revenue Bonds, Ser. A	5.00	7/1/2042	1,265,000		1,287,320
Utah Infrastructure Agency,Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,034,433
				5,372,016
Virginia - 6.8%
Henrico County Economic Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	7.71	8/23/2027	3,200,000	[d]	3,552,444

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Virginia - 6.8%(continued)
Tender Option Bond Trust Receipts (Series 2018-XM0593),(Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate 5.50%	10.24	7/1/2057	7,500,000	[b,d,e]	8,299,352
Virginia College Building Authority,Revenue Bonds (Sustainable Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[b]	937,585
Virginia Housing Development Authority,Revenue Bonds, Ser. A	4.80	9/1/2059	3,495,000		3,514,853
Virginia Small Business Financing Authority,Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000		4,381,440
Virginia Small Business Financing Authority,Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,000,000		930,835
Williamsburg Economic Development Authority,Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000		994,515
				22,611,024
Washington - .3%
Washington Housing Finance Commission,Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,465,000	[b]	993,148
Wisconsin - 4.7%
Public Finance Authority,Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000		3,755,625
Public Finance Authority,Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000		1,053,045
Public Finance Authority,Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000		1,645,632
Public Finance Authority,Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000		1,825,258
Public Finance Authority,Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000		738,386

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 146.3%(continued)
Wisconsin - 4.7%(continued)
Public Finance Authority,Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2042	750,000	[b] 707,962
Public Finance Authority,Revenue Bonds, Ser. 1	5.75	7/1/2062	3,600,000	3,837,569
Wisconsin Health & Educational Facilities Authority,Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,100,460
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,026,581
				15,690,518
Total Investments (cost $483,872,914)			146.3%	486,652,153
Liabilities, Less Cash and Receivables			(46.3%)	(154,033,199)
Net Assets Applicable to Common Stockholders			100.0%	332,618,954

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $186,253,303 or 56.0% of net assets.

c Non-income producing—security in default.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 29, 2024 (Unaudited)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	486,652,153	-	486,652,153
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(110,555,000)	-	(110,555,000)
VMTPS††	-	(49,300,000)	-	(49,300,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2024, accumulated net unrealized appreciation on investments was $2,779,239 consisting of $15,366,746 gross unrealized appreciation and $12,587,507 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.